Consolidated Statements of Operations and Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2022
Consolidated statements of operations and comprehensive loss [Abstract]
Schedule of research and development expenses
Research and development expenses	2022	2021	2020
		(in €)
Third-party services	28,543,503	28,247,081	19,886,693
of which clinical material and related manufacturing services	16,194,152	6,615,840	3,075,347
of which clinical, pre-clinical studies	12,349,351	21,631,240	16,811,346
Employee benefits expenses	6,957,866	5,941,813	4,480,890
of which Equity-settled share-based payment expense	2,456,571	1,622,898	626,833
Legal and consulting fees	1,690,448	1,074,710	862,364
Other expenses	334,273	434,331	454,193
Total	37,526,090	35,697,935	25,684,140

Schedule of employee benefits expenses
General and administrative expenses	2022	2021	2020
		(in €)
Employee benefits expenses	7,125,798	6,500,680	3,880,349
of which Equity-settled share-based payment expense	3,587,785	2,709,307	489,958
Legal and consulting fees	3,104,624	2,065,423	1,603,711
Insurance expenses	2,330,624	1,615,920	1,311,790
Depreciation & amortization expense	526,325	551,566	556,456
Compensation expense for non-executive directors	248,724	271,248	283,128
Other expenses	1,533,469	979,884	831,769
Total	14,869,564	11,984,722	8,467,203

Schedule of other income
Other income	2022	2021	2020
	(in €)
Other income from government grants	20,116,542	—	—
Further other income	42,627	54,221	221,748
Total	20,159,169	54,221	221,748

Schedule of employee benefits expenses
Employee benefits expenses	2022	2021	2020
		(in €)
Wages and salaries	6,863,423	6,919,166	6,270,757
Social security contributions (employer’s share)	672,534	671,697	551,804
Equity-settled share-based payment expenses (see Note 4.7)	6,044,356	4,332,205	1,116,791
Other	503,351	519,425	421,887
Total	14,083,664	12,442,493	8,361,239

Schedule of finance result
Finance Result	2022	2021	2020
		(in €)
Finance income
Interest income	608,679	109,391	887,702
Finance expenses
Interest expenses	(23,303)	(10,714)	(18,689)
Interest on lease liabilities	(21,947)	(14,055)	(7,311)
Total	563,429	84,622	861,702

Schedule of foreign exchange result
Foreign exchange result	2022	2021	2020
		(in €)
Foreign exchange result
Foreign exchange income	6,924,697	5,569,836	3,656,922
Foreign exchange expense	(4,482,399)	(3,605,701)	(4,433,435)
Total	2,442,298	1,964,135	(776,513)

Schedule of other financial result
	2022	2021	2020
		(in €)
Other financial result	(252,471)	(44,000)	(126,000)

Schedule of Share-based payments
	2022 Options	2022 WAEP*	2021 Options	2021 WAEP
Outstanding at January 1	148,433	€0.01	148,433	€0.01
Exercised during the year	—	—	—	—
Outstanding at December 31	148,433	€0.01	148,433	€0.01
Exercisable at December 31	148,433	€0.01	148,433	€0.01

*	Weighted average share price (WAEP)

Schedule of weighted average
2020
September 18	71,186	$4.16	0.85	€3.52	$4.83	1.35	4.8	0.36%
September 18	25,002	$4.21	0.85	€3.56	$4.83	1.35	5.0	0.39%
October 1	150,000	$3.69	0.85	€3.14	$4.28/$4.83	1.35	5.0	0.36%
	246,188

2021
January 4	839,260	$4.53	0.8133	€3.68	$5.14	1.35	5.31	0.5%
January 4	31,668	$4.57	0.8133	€3.72	$5.14	1.35	5.50	0.5%
July 2	327,436	$2.64	0.8458	€2.23	$2.99	1.35	5.31	0.98%
July 2	20,710	$2.66	0.8458	€2.25	$2.99	1.35	5.49	1.01%
	1,219,074

Share options granted	Options	Fair value per option	FX rate as of grant date	Fair value per option	Share price at grant date / Exercise price	Expected volatility	Expected life (midpoint based)	Risk-free rate (interpolated, U.S. sovereign strips curve)
2022
January 12	1,516,666	$3.66	0.8795	€3.22	$4.13	1.35	5.31	1,57%
January 12	45,000	$3.68	0.8795	€3.24	$4.13	1.35	5.50	1,59%
Repricing, April 13	—	$1.20-$1.63	0.9237	€1.11-€1.50	$1.86	1.35	1.83-4.94	2.60%
November 21	405,000	$2.04	0.9760	€1.99	$2.44	1.35	4.0	4,15%
	1,966,666

2016 Plan [Member]
Consolidated statements of operations and comprehensive loss [Abstract]
Schedule of weighted average
	2022 Options	2022 WAEP*	2021 Options	2021 WAEP*
Outstanding at January 1	888,632	$3.35/€2.96	1,094,852	$3.35/€2.73
Exercised during the year	—		(206,220)	$3.35/€2.83
Outstanding at December 31	888,632	$1.86/€1.74	888,632	$3.35/€2.96
Exercisable at December 31	888,632	$1.86/€1.74	888,632	$3.35/€2.96

*	Conversion rates used for one €: December 31,2022 $0.9376, average rate 2022 $0.9489, December 31, 2021 $0.8829, average rate 2021 $0.8449

Long-Term Incentive Plan 2017 [Member]
Consolidated statements of operations and comprehensive loss [Abstract]
Schedule of Share-based payments
	2022 Options	2022 WAEP*	2021 Options	2021 WAEP*
Outstanding at January 1	3,170,046	$3.95 /€3.49	2,146,478	$3.59 / €2.93
Granted during the year	1,966,666	$1.98 / €1.88	1,219,074	$4.53 / €3.82
Forfeited during the year	(136,259)	$2.22 /€2.11	(36,400)	$4.76 /€4.02
Exercised during the year	(14,930)	$1.86 /€1.76	(159,106)	$3.35 /€2.83
Outstanding at December 31	4,985,523	$1.97 /€1.84	3,170,046	$3.95 /€3.49
Exercisable at December 31	4,157,148	$1.93 /€1.81	2,536,875	$3.89 /€3.43

*	Conversion rates used for one €: December 31, 2022 $0.9376, average rate 2022 $0.9489, December 31, 2021 $0.8829, average rate 2021 $0.8449